Jody M. Walker
Attorney At Law
7841 South Garfield Way
Centennial, CO 80122
303-850-7637 telephone                       303-220-9902 facsimile
jmwalker85@earthlink.net

April 20, 2007

Raquel Howard
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-3561

Re:  Sun Reporter, Inc.
     Item 4.01 Form 8-K
     Filed February 28, 2007
     File No. 0-27279

Dear Ms. Howard:

In response to your letter dated March 13, 2007, please note the following:

1. We note that Marvin B. Seidman, CPA was previously engaged as your independent accountant, based on the disclosures provided in your Form 10-SB filed on September 8, 1999. It appears that the dismissal of Marvin Seidman as your certifying accountant has not previously been reported on Form 8-K. Accordingly, please amend your disclosures to provide the information required by Item 304 of Regulation S-B with respect to your former accountant.

The disclosure has been revised to provide the information required by Item 304 of Regulation S-B with respect to the former accountant.

2. Please obtain and file an Exhibit 16 letter from your former accountant stating whether the former accountant agrees with your revised Item 304 disclosures, or the extent to which the accountant does not agree.

The letter from the former accountant has been obtained and filed as Exhibit 16 to the amendment Form 8-K.

Very truly yours,


/s/Jody M. Walker
-------------------------
Jody M. Walker, Attorney At Law